Capital structure, Share Schemes, Movement in Performance Rights on Issue (Details)		12 Months Ended
		Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Movement in performance rights on issue [Abstract]
Percentage of increase in entitlement due to administrative error			50.00%
Performance Rights [Member]
Movement in performance rights on issue [Abstract]
Opening balance (in shares)		30,801,865	9,586,056
Issued (in shares)		9,192,451	24,952,394
Exercised (in shares)		(8,260,474)	(3,181,150)
Forfeited (in shares)		(506,456)	(555,435)
Closing balance (in shares)		31,227,386	30,801,865
Performance Rights [Member] | Catch-up LTIs - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		06-Nov-20	06-Nov-20
Vesting date		Jul. 01, 2021	Jul. 01, 2021
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1885	$ 0.1885
Opening balance (in shares)		2,766,272	0
Issued (in shares)		0	2,766,272
Exercised (in shares)		(2,766,272)	0
Forfeited (in shares)		0	0
Closing balance (in shares)		0	2,766,272
Performance Rights [Member] | 2020 Cash Bonus Conversion - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20	01-Jul-20
Vesting date		Jul. 01, 2021	Jul. 01, 2021
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1242	$ 0.1242
Opening balance (in shares)		1,334,562	0
Issued (in shares)		0	1,334,562
Exercised (in shares)		(1,334,562)	0
Forfeited (in shares)		0	0
Closing balance (in shares)		0	1,334,562
Performance Rights [Member] | 2020 Cash Bonus Conversion - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20	01-Jul-20
Vesting date		Jul. 01, 2021	Jul. 01, 2021
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1242	$ 0.1242
Opening balance (in shares)		1,475,042	0
Issued (in shares)		0	1,475,042
Exercised (in shares)		(1,475,042)	0
Forfeited (in shares)		0	0
Closing balance (in shares)		0	1,475,042
Performance Rights [Member] | Catch-up LTIs - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		08-Aug-19	08-Aug-19
Vesting date		Jul. 01, 2021	Jul. 01, 2021
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.175	$ 0.175
Opening balance (in shares)		1,519,208	1,519,208
Issued (in shares)		0	0
Exercised (in shares)		(1,519,208)	0
Forfeited (in shares)		0	0
Closing balance (in shares)		0	1,519,208
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date			01-Jul-19
Vesting date			Jul. 01, 2020
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.135
Opening balance (in shares)		0	169,457
Issued (in shares)			0
Exercised (in shares)			(169,457)
Forfeited (in shares)			0
Closing balance (in shares)			0
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date			15-Jul-19
Vesting date			Jul. 15, 2020
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.185
Opening balance (in shares)		0	256,156
Issued (in shares)			0
Exercised (in shares)			(256,156)
Forfeited (in shares)			0
Closing balance (in shares)			0
Performance Rights [Member] | Retention on Employment - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	[1]		08-Aug-19
Vesting date	[1]		Nov. 14, 2019
Market Value per right at grant date (in dollars per share) | $ / shares	[1]		$ 0.175
Opening balance (in shares)	[1]	0	0
Issued (in shares)	[1]		244,382
Exercised (in shares)	[1]		(244,382)
Forfeited (in shares)	[1]		0
Closing balance (in shares)	[1]		0
Performance Rights [Member] | Retention on Employment - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	[1]		08-Aug-19
Vesting date	[1]		Nov. 14, 2020
Market Value per right at grant date (in dollars per share) | $ / shares	[1]		$ 0.175
Opening balance (in shares)	[1]	0	0
Issued (in shares)	[1]		244,378
Exercised (in shares)	[1]		(244,378)
Forfeited (in shares)	[1]		0
Closing balance (in shares)	[1]		0
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date			06-May-19
Vesting date			May 06, 2021
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.19
Opening balance (in shares)		0	251,021
Issued (in shares)			0
Exercised (in shares)			(251,021)
Forfeited (in shares)			0
Closing balance (in shares)			0
Performance Rights [Member] | 2019 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		06-Nov-20	06-Nov-20
Vesting date		Jul. 01, 2022	Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1695	$ 0.1695
Opening balance (in shares)		1,659,763	0
Issued (in shares)		0	1,659,763
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		1,659,763	1,659,763
Performance Rights [Member] | 2019 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		06-Nov-20	06-Nov-20
Vesting date		Jul. 01, 2022	Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.195	$ 0.195
Opening balance (in shares)		1,106,509	0
Issued (in shares)		0	1,106,509
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		1,106,509	1,106,509
Performance Rights [Member] | 2019 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20	01-Jul-20
Vesting date		Jul. 01, 2022	Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.14	$ 0.14
Opening balance (in shares)		1,676,363	0
Issued (in shares)		0	1,676,363
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		1,676,363	1,676,363
Performance Rights [Member] | LTI - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		08-Aug-19	08-Aug-19
Vesting date		Jul. 01, 2022	Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.175	$ 0.175
Opening balance (in shares)		1,125,434	1,125,434
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		0
Closing balance (in shares)		1,125,434	1,125,434
Performance Rights [Member] | Sign on Performance Rights - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-19	01-Jul-19
Vesting date		Jul. 01, 2022	Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1352	$ 0.1352
Opening balance (in shares)		956,145	956,145
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		956,145	956,145
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-19	01-Jul-19
Vesting date		Jul. 01, 2021	Jul. 01, 2021
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.135	$ 0.135
Opening balance (in shares)		169,457	169,457
Issued (in shares)		0	0
Exercised (in shares)		(169,457)	0
Forfeited (in shares)		0	0
Closing balance (in shares)		0	169,457
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		15-Jul-19	15-Jul-19
Vesting date		Jul. 15, 2021	Jul. 15, 2021
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.185	$ 0.185
Opening balance (in shares)		256,156	256,156
Issued (in shares)		0	0
Exercised (in shares)		(256,156)	0
Forfeited (in shares)		0	0
Closing balance (in shares)		0	256,156
Performance Rights [Member] | Retention on Employment - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Aug-19
Vesting date		Aug. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1862
Opening balance (in shares)		741,120
Issued (in shares)		0
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		741,120	741,120
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		06-May-19	06-May-19
Vesting date		May 06, 2022	May 06, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.19	$ 0.19
Opening balance (in shares)		251,021	251,021
Issued (in shares)		0	0
Exercised (in shares)		(251,021)	0
Forfeited (in shares)		0	0
Closing balance (in shares)		0	251,021
Performance Rights [Member] | Special Award [Member]
Movement in performance rights on issue [Abstract]
Grant date		30-Jun-20	30-Jun-20
Vesting date		Jun. 30, 2023	Jun. 30, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.13	$ 0.13
Opening balance (in shares)		280,000	280,000
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		280,000	280,000
Performance Rights [Member] | Special Award [Member]
Movement in performance rights on issue [Abstract]
Grant date		30-Jun-20	30-Jun-20
Vesting date		Jun. 30, 2023	Jun. 30, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.13	$ 0.13
Opening balance (in shares)		200,000	200,000
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		200,000	200,000
Performance Rights [Member] | 2020 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		06-Nov-20	06-Nov-20
Vesting date		Jul. 01, 2023	Jul. 01, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1665	$ 0.1665
Opening balance (in shares)		2,016,774	0
Issued (in shares)		0	2,016,774
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		2,016,774	2,016,774
Performance Rights [Member] | 2020 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		06-Nov-20	06-Nov-20
Vesting date		Jul. 01, 2023	Jul. 01, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.195	$ 0.195
Opening balance (in shares)		1,344,516	0
Issued (in shares)		0	1,344,516
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		1,344,516	1,344,516
Performance Rights [Member] | 2020 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20	01-Jul-20
Vesting date		Jul. 01, 2023	Jul. 01, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.137	$ 0.137
Opening balance (in shares)		1,588,715	0
Issued (in shares)		0	1,588,715
Exercised (in shares)		0	0
Forfeited (in shares)		(61,460)	0
Closing balance (in shares)		1,527,255	1,588,715
Performance Rights [Member] | 2020 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20	01-Jul-20
Vesting date		Jul. 01, 2023	Jul. 01, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.125	$ 0.125
Opening balance (in shares)		2,354,570	0
Issued (in shares)		0	2,354,570
Exercised (in shares)		0	0
Forfeited (in shares)		(184,380)	0
Closing balance (in shares)		2,170,190	2,354,570
Performance Rights [Member] | 2020 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20	01-Jul-20
Vesting date		Jul. 01, 2023	Jul. 01, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.137	$ 0.137
Opening balance (in shares)		3,642,025	0
Issued (in shares)		0	3,642,025
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		3,642,025	3,642,025
Performance Rights [Member] | 2020 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20	01-Jul-20
Vesting date		Jul. 01, 2023	Jul. 01, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.125	$ 0.125
Opening balance (in shares)		2,428,016	0
Issued (in shares)		0	2,428,016
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		2,428,016	2,428,016
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-19	01-Jul-19
Vesting date		Jul. 01, 2022	Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1352	$ 0.1352
Opening balance (in shares)		169,457	169,457
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		0
Closing balance (in shares)		169,457	169,457
Performance Rights [Member] | Retention on Employment - Directors [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Feb-21	01-Feb-21
Vesting date		Feb. 01, 2024	Feb. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.33	$ 0.33
Opening balance (in shares)		600,000	0
Issued (in shares)		0	600,000
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		600,000	600,000
Performance Rights [Member] | 2021 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-21
Vesting date		Jul. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.371
Opening balance (in shares)		0
Issued (in shares)		1,458,852
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		1,458,852	0
Performance Rights [Member] | 2021 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-21
Vesting date		Jul. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.33
Opening balance (in shares)		0
Issued (in shares)		972,569
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		972,569	0
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		15-Jul-19	15-Jul-19
Vesting date		Jul. 15, 2022	Jul. 15, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.185	$ 0.185
Opening balance (in shares)		256,156	256,156
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		0
Closing balance (in shares)		256,156	256,156
Performance Rights [Member] | 2021 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		26-Aug-21
Vesting date		Jul. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.457
Opening balance (in shares)		0
Issued (in shares)		627,854
Exercised (in shares)		0
Forfeited (in shares)		(22,729)
Closing balance (in shares)		605,125	0
Performance Rights [Member] | 2021 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		26-Aug-21
Vesting date		Jul. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.51
Opening balance (in shares)		0
Issued (in shares)		1,096,228
Exercised (in shares)		0
Forfeited (in shares)		(68,188)
Closing balance (in shares)		1,028,040	0
Performance Rights [Member] | 2021 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		05-Nov-21
Vesting date		Jul. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.724
Opening balance (in shares)		0
Issued (in shares)		1,567,975
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		1,567,975	0
Performance Rights [Member] | 2021 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		05-Nov-21
Vesting date		Jul. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.79
Opening balance (in shares)		0
Issued (in shares)		1,045,316
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		1,045,316	0
Performance Rights [Member] | 2021 LTI Time Based - Directors [Member]
Movement in performance rights on issue [Abstract]
Grant date		05-Nov-21
Vesting date		Nov. 05, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.79
Opening balance (in shares)		0
Issued (in shares)		250,598
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		250,598	0
Performance Rights [Member] | Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		14-Oct-19	14-Oct-19
Vesting date		Oct. 14, 2022	Oct. 14, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1835	$ 0.1835
Opening balance (in shares)		169,699	169,699
Issued (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		(169,699)
Closing balance (in shares)		0	169,699
Performance Rights [Member] | 2021 Cash Bonus Conversion - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-21
Vesting date		Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.33
Opening balance (in shares)		0
Issued (in shares)		909,173
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		909,173	0
Performance Rights [Member] | 2021 Cash Bonus Conversion - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-21
Vesting date		Jul. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.33
Opening balance (in shares)		0
Issued (in shares)		469,740
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		469,740	0
Performance Rights [Member] | STI - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date			01-Jul-19
Vesting date			Jul. 01, 2020
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.1352
Opening balance (in shares)		0	1,284,953
Issued (in shares)			0
Exercised (in shares)			(1,284,953)
Forfeited (in shares)			0
Closing balance (in shares)			0
Performance Rights [Member] | Performance Rights - Class C - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date			27-Nov-17
Vesting date			Nov. 27, 2020
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.225
Opening balance (in shares)		0	486,425
Issued (in shares)			0
Exercised (in shares)			(486,425)
Forfeited (in shares)			0
Closing balance (in shares)			0
Performance Rights [Member] | Retention on Employment - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	[1]	08-Aug-19	08-Aug-19
Vesting date	[1]	Nov. 14, 2021	Nov. 14, 2021
Market Value per right at grant date (in dollars per share) | $ / shares	[1]	$ 0.175	$ 0.175
Opening balance (in shares)	[1]	244,378	0
Issued (in shares)	[1]	0	244,378
Exercised (in shares)	[1]	(244,378)	0
Forfeited (in shares)	[1]	0	0
Closing balance (in shares)	[1]	0	244,378
Performance Rights [Member] | Retention on Employment - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		08-Aug-19	08-Aug-19
Vesting date		Nov. 14, 2021	Nov. 14, 2021
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.175	$ 0.175
Opening balance (in shares)		244,378	244,378
Issued (in shares)		0	0
Exercised (in shares)		(244,378)	0
Forfeited (in shares)		0	0
Closing balance (in shares)		0	244,378
Performance Rights [Member] | Retention on Employment - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date			01-Aug-19
Vesting date			Aug. 01, 2022
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.1862
Opening balance (in shares)		741,120	741,120
Issued (in shares)			0
Exercised (in shares)			0
Closing balance (in shares)			741,120
Performance Rights [Member] | Retention on Employment - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date			14-Nov-18
Vesting date			Nov. 14, 2020
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.175
Opening balance (in shares)		0	244,378
Issued (in shares)			0
Exercised (in shares)			(244,378)
Forfeited (in shares)			0
Closing balance (in shares)			0
Performance Rights [Member] | Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date			31-Mar-20
Vesting date			Mar. 31, 2023
Market Value per right at grant date (in dollars per share) | $ / shares			$ 0.085
Opening balance (in shares)		0	555,435
Issued (in shares)			0
Exercised (in shares)			0
Forfeited (in shares)			(555,435)
Closing balance (in shares)			0
Performance Rights [Member] | Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		30-Sep-20	30-Sep-20
Vesting date		Sep. 30, 2023	Sep. 30, 2023
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.12	$ 0.12
Opening balance (in shares)		226,129	0
Issued (in shares)		0	226,129
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Closing balance (in shares)		226,129	226,129
Performance Rights [Member] | Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		16-Nov-21
Vesting date		Nov. 16, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.705
Opening balance (in shares)		0
Issued (in shares)		115,000
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		115,000	0
Performance Rights [Member] | Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-21
Vesting date		Jul. 01, 2024
Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.33
Opening balance (in shares)		0
Issued (in shares)		679,146
Exercised (in shares)		0
Forfeited (in shares)		0
Closing balance (in shares)		679,146	0

[1]	These retention on employment awards represent 50% increase in entitlement due to an administrative error.